Income Taxes - Changes In Gross Liability For Unrecognized Tax Benefits Excluding Interest And Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits
Unrecognized tax benefits, beginning of period	$ 162	$ 0
Increase (decrease) in unrecognized tax benefits for tax positions take in prior period	(162)
Increase (decrease) in unrecognized tax benefits for tax positions take in prior period		162
Unrecognized tax benefits, end of period	$ 0	$ 162